Financial liabilities - Summary of Maturity Analysis for Advances Loans and Lease Liabilities (Details) € in Thousands		6 Months Ended	12 Months Ended
	Jul. 10, 2020	Jun. 30, 2023 EUR (€) borrowing	Dec. 31, 2022 EUR (€) borrowing
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		€ 5,740	€ 6,129
Total		€ 76,064	€ 76,563
Borrowing, number of PGE | borrowing		2	2
Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		€ 1,146	€ 962
Total		10,322	4,560
Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		2,291	2,292
Total		17,955	16,584
Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		1,526	1,904
Total		24,685	34,579
More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		777	971
Total		23,102	20,840
Bpifrance
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		2,212	2,437
Bpifrance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		325	300
Bpifrance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		1,292	1,300
Bpifrance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		595	837
Bpifrance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Interest-free Bpifrance loan
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	125
Interest-free Bpifrance loan | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	125
Interest-free Bpifrance loan | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Interest-free Bpifrance loan | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Interest-free Bpifrance loan | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Curadigm interest-free Bpifrance advance
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		500	350
Curadigm interest-free Bpifrance advance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		75	75
Curadigm interest-free Bpifrance advance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		200	200
Curadigm interest-free Bpifrance advance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		225	75
Curadigm interest-free Bpifrance advance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
HSBC "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		3,836	4,475
HSBC "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		1,291	1,287
HSBC "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		2,545	2,557
HSBC "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	631
HSBC "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		4,222	4,898
Borrowing, maturity	6 years
Bpifrance "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		1,331	1,345
Bpifrance "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		2,577	2,605
Bpifrance "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		314	948
Bpifrance "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
EIB fixed rate loan
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		59,553	58,150
EIB fixed rate loan | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		6,154	467
EIB fixed rate loan | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		9,050	7,630
EIB fixed rate loan | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		22,024	30,184
EIB fixed rate loan | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		€ 22,325	€ 19,869
HSBC "PGE" and Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowing, maturity		5 years	5 years
Borrowing, deferment period		1 year	1 year